Significant Accounting Policies Significant Accounting Policies (Aging of Gross Accounts Receivable (net of contractual adjustments)) (Details)	12 Months Ended
Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current Fiscal Year End Date	--12-31